FINANCINGS (Details Narrative) $ / shares in Units, ₪ in Thousands					6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Jun. 26, 2026 USD ($) $ / shares shares	Jun. 26, 2026 ILS (₪)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)
IfrsStatementLineItems [Line Items]
Deferred loss					$ 2,443,000	₪ 7,274
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.0001
Gross proceeds from offering			$ 7,500,000	₪ 22,500
Commissions and other offering expenses			700,000	2,100
Deferred loss			$ 2,400,000	₪ 7,300
Warrants contractual life			5 years	5 years
Amount released to financial expenses	$ 5,300	₪ 16
Transaction costs not paid			$ 100,000	₪ 300
Securities purchase agreement [member] | Pre-funded warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			1,562,500
Par value per share			$ 4.7999
Exercise price			$ 0.0001
Financial expenses			$ 4,000,000	₪ 12,000
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			1,562,500
Par value per share			$ 4.7999
Exercise price			$ 4.80